Cover	Aug. 09, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 09, 2021
Entity Registrant Name	AMC Networks Inc.
Entity Central Index Key	0001514991
Amendment Flag	true
Amendment Description	On August 6, 2021, AMC Networks Inc. (the "Registrant") issued a press release announcing its financial results for the quarter ended June 30, 2021. The Registrant also filed a Current Report on Form 8-K (the "Original 8-K") with the Securities and Exchange Commission furnishing the press release announcing its financial results for the quarter ended June 30, 2021. However, the press release furnished with the Original 8-K inadvertently included certain incorrect table headers on page 2 contained in Exhibit 99.1. The Registrant is filing this Amendment No.1 solely for the purpose of conforming the table headers on page 2 contained in Exhibit 99.1 of the Original 8-K (the "Conforming Press Release") to the previously publicly issued press release.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-35106
Entity Tax Identification Number	27-5403694
Entity Address, Address Line One	11 Penn Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	324-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	AMCX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false